CONDENSED STATEMENT OF CASH FLOWS - USD ($)		3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 01, 2019	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income		$ (92,949)	$ (126,353)	$ 1,522,486	$ 2,507,354	$ (1,000)	$ 2,506,354	$ 1,303,184	$ 4,693,042
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account							(3,530,496)	(2,417,317)	(6,639,430)
Unrealized gain on marketable securities held in Trust Account		(5,184)			(12,169)		(12,169)	(1,164)	(45,988)
Deferred tax (benefit) provision							2,555	(9,413)	9,657
Changes in operating assets and liabilities:
Prepaid expenses							(347,462)	113,300	(275,525)
Prepaid income taxes							(473,310)	27,140	(27,140)
Accrued expenses							65,059	(42,051)
Income taxes payable							0	102,787	257,466
Net cash used in operating activities							(1,789,469)	(923,534)	(2,027,918)
Cash Flows from Investing Activities:
Investment of cash in Trust Account							(690,000,000)	0	(690,000,000)
Cash withdrawn from Trust Account to pay franchise and income taxes							1,137,000	430,250	1,390,000	$ 1,390,000,000
Net cash provided by (used in) investing activities							(688,863,000)	430,250	(688,610,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor							25,000	0	25,000
Proceeds from sale of Units, net of underwriting discounts paid	$ 690,000,000						677,788,000	0	677,788,000
Proceeds from sale of Private Placement Warrants							15,800,000	0	15,800,000
Proceeds from promissory note - related party							200,000	0	200,000
Repayment of promissory note - related party							(200,000)	0	(200,000)
Payment of offering costs							(736,807)	0	(736,807)
Net cash provided by financing activities							692,876,193	0	692,876,193
Net Change in Cash							2,223,724	(493,284)
Net Change in Cash									2,238,275
Cash - Beginning of period				$ 2,238,275			0	2,238,275	0
Cash - End of period		$ 1,744,991			$ 2,223,724		2,223,724	1,744,991	2,238,275	$ 2,238,275
Supplemental cash flow information:
Cash paid for income taxes							1,137,000	226,000	1,265,000
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption							665,500,190	0	666,500,190
Change in value of common stock subject to possible redemption							2,511,349	1,303,185	4,698,039
Deferred offering costs included in accrued offering costs							$ 0	$ 0
Deferred underwriting fee payable									$ 21,371,000